FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated September 7, 2021

This information supplements the First American Money Market Funds Class A Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.15%
Total Annual Fund Operating Expenses	0.75%
Less Fee Waivers[1]	-
Net Expenses[1]	0.75%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75% for Class A shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Prime Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.18%
Total Annual Fund Operating Expenses	0.78%
Less Fee Waivers[1]	(0.03%)
Net Expenses[1]	0.75%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75% for Class A shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 8 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Tax Free Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.26%
Total Annual Fund Operating Expenses	0.86%
Less Fee Waivers[1]	(0.11%)
Net Expenses[1]	0.75%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75% for Class A shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 12 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.16%
Total Annual Fund Operating Expenses	0.76%
Less Fee Waivers[1]	(0.01%)
Net Expenses[1]	0.75%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75% for Class A shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 15 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for U.S. Treasury Money Market Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.19%
Total Annual Fund Operating Expenses	0.79%
Less Fee Waivers[1]	(0.04%)
Net Expenses[1]	0.75%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75% for Class A shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following paragraph replaces the second paragraph under “Additional Compensation” on pages 27-28 in the “Fund Management-Investment Adviser” section of the Prospectus:

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.18%, on an annual basis, of the aggregate average daily net assets attributable to Class A shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated September 7, 2021

This information supplements the First American Money Market Funds Class D Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.11%
Total Annual Fund Operating Expenses	0.61%
Less Fee Waivers[1]	(0.01%)
Net Expenses[1]	0.60%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.60% for Class D shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.12%
Total Annual Fund Operating Expenses	0.62%
Less Fee Waivers[1]	(0.02%)
Net Expenses[1]	0.60%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.60% for Class D shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 7 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for U.S. Treasury Money Market Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.14%
Total Annual Fund Operating Expenses	0.64%
Less Fee Waivers[1]	(0.04%)
Net Expenses[1]	0.60%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.60% for Class D shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following paragraph replaces the second paragraph on page 16 in the “Fund Management—Investment Adviser” section of the Prospectus:

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.13%, on an annual basis, of the aggregate average daily net assets attributable to Class D shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

 FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Treasury Obligations Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated September 7, 2021

This information supplements the First American Money Market Funds Class P Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.21%
Less Fee Waivers[1]	(0.03%)
Net Expenses[1]	0.18%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.18% for Class P shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.21%
Less Fee Waivers[1]	(0.03%)
Net Expenses[1]	0.18%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.18% for Class P shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following paragraph replaces the second paragraph under “Additional Compensation” on page 13 in the “Fund Management—Investment Adviser” section of the Prospectus:

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.13%, on an annual basis, of the aggregate average daily net assets attributable to Class P shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated September 7, 2021

This information supplements the First American Money Market Funds Class T Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.20%
Miscellaneous	0.11%
Total Annual Fund Operating Expenses	0.41%
Less Fee Waivers[1]	(0.01%)
Net Expenses[1]	0.40%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40% for Class T shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Institutional Prime Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1)	None
Fees
Other Expenses:
Shareholder Servicing Fee	0.20%
Miscellaneous	0.16%
Total Annual Fund Operating Expenses	0.46%
Less Fee Waivers[1]	(0.06%)
Net Expenses[1]	0.40%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40% for Class T shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 8 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Prime Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.20%
Miscellaneous	0.13%
Total Annual Fund Operating Expenses	0.43%
Less Fee Waivers[1]	(0.03%)
Net Expenses[1]	0.40%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40% for Class T shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 12 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Tax Free Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.20%
Miscellaneous	0.20%
Total Annual Fund Operating Expenses	0.50%
Less Fee Waivers[1]	(0.10%)
Net Expenses[1]	0.40%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40% for Class T shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 16 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.20%
Miscellaneous	0.12%
Total Annual Fund Operating Expenses	0.42%
Less Fee Waivers[1]	(0.02%)
Net Expenses[1]	0.40%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40% for Class T shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 19 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for U.S. Treasury Money Market Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.20%
Miscellaneous	0.14%
Total Annual Fund Operating Expenses	0.44%
Less Fee Waivers[1]	(0.04%)
Net Expenses[1]	0.40%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40% for Class T shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following paragraph replaces the second paragraph under “Additional Compensation” on pages 32-33 in the “Fund Management—Investment Adviser” section of the Prospectus:

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.13%, on an annual basis, of the aggregate average daily net assets attributable to Class T shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Prospectus Supplement dated September 7, 2021

This information supplements the First American Money Market Funds Class U Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.21%
Less Fee Waivers[1]	(0.09%)
Net Expenses[1]	0.12%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.12% for Class U shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following paragraph replaces the second paragraph under “Additional Compensation” on page 9 in the “Fund Management—Investment Adviser” section of the Prospectus:

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.13%, on an annual basis, of the aggregate average daily net assets attributable to Class U shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated September 7, 2021

This information supplements the First American Money Market Funds Class V Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.10%
Miscellaneous	0.11%
Total Annual Fund Operating Expenses	0.31%
Less Fee Waivers[1]	(0.01%)
Net Expenses[1]	0.30%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30% for Class V shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Institutional Prime Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.10%
Miscellaneous	0.16%
Total Annual Fund Operating Expenses	0.36%
Less Fee Waivers[1]	(0.06%)
Net Expenses[1]	0.30%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30% for Class V shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 8 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Prime Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.10%
Miscellaneous	0.13%
Total Annual Fund Operating Expenses	0.33%
Less Fee Waivers[1]	(0.03%)
Net Expenses[1]	0.30%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30% for Class V shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 12 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Tax Free Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.10%
Miscellaneous	0.20%
Total Annual Fund Operating Expenses	0.40%
Less Fee Waivers[1]	(0.10%)
Net Expenses[1]	0.30%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30% for Class V shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 16 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.10%
Miscellaneous	0.12%
Total Annual Fund Operating Expenses	0.32%
Less Fee Waivers[1]	(0.02%)
Net Expenses[1]	0.30%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30% for Class V shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 19 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for U.S. Treasury Money Market Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.10%
Miscellaneous	0.14%
Total Annual Fund Operating Expenses	0.34%
Less Fee Waivers[1]	(0.04%)
Net Expenses[1]	0.30%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30% for Class V shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following paragraph replaces the second paragraph under “Additional Compensation” on pages 32-33 in the “Fund Management—Investment Adviser” section of the Prospectus:

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.13%, on an annual basis, of the aggregate average daily net assets attributable to Class V shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Retail Prime Obligations Fund

Treasury Obligations Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated September 7, 2021

This information supplements the First American Money Market Funds Class X Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.21%
Less Fee Waivers[1]	(0.07%)
Net Expenses[1]	0.14%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.14% for Class X shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Prime Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.23%
Less Fee Waivers[1]	(0.09%)
Net Expenses[1]	0.14%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.14% for Class X shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 8 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.22%
Less Fee Waivers[1]	(0.08%)
Net Expenses[1]	0.14%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.14% for Class X shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following paragraph replaces the second paragraph under “Additional Compensation” on page 19 in the “Fund Management—Investment Adviser” section of the Prospectus:

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.13%, on an annual basis, of the aggregate average daily net assets attributable to Class X shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated September 7, 2021

This information supplements the First American Money Market Funds Class Y Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.11%
Total Annual Fund Operating Expenses	0.46%
Less Fee Waivers[1]	(0.01%)
Net Expenses[1]	0.45%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45% for Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Institutional Prime Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.16%
Total Annual Fund Operating Expenses	0.51%
Less Fee Waivers[1]	(0.06%)
Net Expenses[1]	0.45%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45% for Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 8 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Prime Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.13%
Total Annual Fund Operating Expenses	0.48%
Less Fee Waivers[1]	(0.03%)
Net Expenses[1]	0.45%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45% for Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 12 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Tax Free Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.21%
Total Annual Fund Operating Expenses	0.56%
Less Fee Waivers[1]	(0.11%)
Net Expenses[1]	0.45%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45% for Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 16 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.12%
Total Annual Fund Operating Expenses	0.47%
Less Fee Waivers[1]	(0.02%)
Net Expenses[1]	0.45%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45% for Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 19 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for U.S. Treasury Money Market Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.14%
Total Annual Fund Operating Expenses	0.49%
Less Fee Waivers[1]	(0.04%)
Net Expenses[1]	0.45%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45% for Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following paragraph replaces the second paragraph under “Additional Compensation” on page 32 in the “Fund Management—Investment Adviser” section of the Prospectus:

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.13%, on an annual basis, of the aggregate average daily net assets attributable to Class Y shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated September 7, 2021

This information supplements the First American Money Market Funds Class Z Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.21%
Less Fee Waivers[1]	(0.03%)
Net Expenses[1]	0.18%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.18% for Class Z shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Institutional Prime Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.26%
Less Fee Waivers[1]	(0.06%)
Net Expenses[1]	0.20%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.20% for Class Z shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 8 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Prime Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.23%
Less Fee Waivers[1]	(0.03%)
Net Expenses[1]	0.20%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.20% for Class Z shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 12 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Tax Free Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.30%
Less Fee Waivers[1]	(0.10%)
Net Expenses[1]	0.20%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.20% for Class Z shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 16 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.22%
Less Fee Waivers[1]	(0.04%)
Net Expenses[1]	0.18%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.18% for Class Z shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 19 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for U.S. Treasury Money Market Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.24%
Less Fee Waivers[1]	(0.04%)
Net Expenses[1]	0.20%

1 USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.20% for Class Z shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following paragraph replaces the second paragraph under “Additional Compensation” on page 32 in the “Fund Management—Investment Adviser” section of the Prospectus:

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.13%, on an annual basis, of the aggregate average daily net assets attributable to Class Z shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Supplement to Statement of Additional Information (“SAI”) dated September 7, 2021

This information supplements the First American Money Market Funds SAI dated October 30, 2020. Please retain this supplement for future reference.

The paragraphs and table on page 28 of the SAI under the heading “Investment Advisory and Other Services for the Funds—Administrator” are replaced by the following:

Administrator

U.S. Bancorp Asset Management, Inc. (the “Administrator”) serves as administrator pursuant to an Administration Agreement between the Administrator and the Funds, dated as of July 1, 2006. Under the Administration Agreement, the Administrator provides, or compensates others to provide, services to the Funds. These services include various oversight and legal services, accounting services and shareholder services. The Funds pay the Administrator fees which are calculated daily and paid monthly. As of August 26, 2021, such fees are equal to each Fund’s pro rata share of an amount equal, on an annual basis, to 0.18% of the aggregate average daily Class A share net assets and 0.13% of the aggregate average daily net assets for all other share classes of the Funds up to $8 billion, 0.165% for Class A shares and 0.115% for all other share classes on the next $17 billion of aggregate average daily net assets, 0.15% for Class A shares and 0.10% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.13% for Class A shares and 0.08% for all other classes of the aggregate average daily net assets in excess of $50 billion. The Administrator pays a portion of such fees to U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), 777 East Wisconsin Avenue, Milwaukee, WI 53202, pursuant to a Sub-Administration Agreement dated July 1, 2005 whereby Fund Services provides various sub-administration services. Fund Services is a wholly-owned subsidiary of U.S. Bancorp.

Prior to August 26, 2021, Administrator fees were equal to each Fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of the Funds up to $8 billion, 0.185% for Class A shares and 0.135% for all other share classes on the next $17 billion of aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion.

FAF-MM-SAI-3

The following table sets forth total administrative fees, after waivers, paid by each of the Funds listed below to the Administrator for the fiscal years ended August 31, 2018, August 31, 2019 and August 31, 2020:

Fund	Fiscal Year Ended August 31, 2018	Fiscal Year Ended August 31, 2019	Fiscal Year Ended August 31, 2020

Government Obligations Fund	$25,687,970	$29,175,130	$35,546,796

Institutional Prime Obligations Fund	376,110	420,482	333,689

Retail Prime Obligations Fund	2,630,986	1,695,188	1,583,230

Retail Tax Free Obligations Fund	64,007	45,640	146,519

Treasury Obligations Fund	8,128,701	9,111,061	10,696,018

U.S. Treasury Money Market Fund	846,372	964,110	1,823,349

FAF-MM-SAI-3